Note 10 - Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 10 - Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following at December 31, 2012 and 2011:

	2012	2011

Other payables	$89,982	$30,011
Salary payable	961,669	497,257
Franchising subsidy	179,786	187,758
Accrued expenses	264,398	119,102

Total	$1,495,835	$834,128

Accrued expenses represented utility, freight expenses and service charges from accounting, attorney and consultants. Other payables represented payables to contractors and vendors other than for purchase of materials. Franchising subsidy represented the accrued amount the Company will pay to its franchisees as a rebate to support their franchise store decoration expense.